Summary of Significant Accounting Policies - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Line Items]
Class of Warrant or Right, Outstanding	1,179,231
Revenue Benchmark [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	12.00%	12.00%
Revenue Benchmark [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	30.00%	20.00%
Revenue Benchmark [Member] | Customer Three [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage		63.00%
Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding	62,914,408	58,197,494